Prepayments, deposits and other current assets (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Prepayments Deposits And Other Current Assets
Advances to suppliers	$ 0	$ 34,030	$ 132,718
Deposits	27,873	21,061	26,924
Other Prepaid Expense, Current	57,159	137,128	63,994
Other receivables, net of allowance of $nil (2022) and $nil (2021)		11,514	77,734
Prepaid Expense, Current	$ 280,424	$ 196,434	$ 301,370